SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
January 1, 2013	$ 1,914
Net income attributable to redeemable non-controlling interests	546	184	0
Foreign currency translation adjustments	261
December 31, 2013	$ 2,721	$ 1,914